CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 88,753	$ 51,602
Restricted cash	14,699	9,472
Accounts receivable, net	55,089	34,371
Receivable from a related party	0	2,200
Prepaid expenses and other current assets	16,021	18,909
Total current assets	174,562	116,554
Deferred tax assets, net	1,403	1,169
Investments	525	1,482
Property and equipment, net	5,710	5,525
Operating lease right of use assets	10,938	12,938
Goodwill	690	746
Other assets	2,052	1,974
Total assets	195,880	140,388
CURRENT LIABILITIES:
Notes payable-banks	199	8,104
Accounts payable	5,857	3,716
Accrued expenses and other current liabilities	39,834	32,320
Value added tax (VAT) payable	5,378	11,096
Income taxes payable	6,292	567
Operating lease liabilities, current	3,317	3,531
Total current liabilities	60,877	59,334
Convertible notes payable to a related party	1,192	1,200
Operating lease liabilities, non-current	8,298	9,333
Other liabilities	40,867	25,684
Total liabilities	111,234	95,551
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	90,478	75,322
SHAREHOLDERS' DEFICIT:
Common stock, €0.45 par value; 150,000,000 shares authorized as of December 31, 2021 and 2020. 37,433,333 shares issued and outstanding as of December 31, 2021 and 2020.	19,186	19,186
Additional paid-in capital	16,844	26,706
Accumulated deficit	(33,796)	(68,603)
Accumulated other comprehensive loss	(7,866)	(6,259)
Non-controlling interests in subsidiaries	(200)	(1,515)
Total shareholders' deficit	(5,832)	(30,485)
Total liabilities and shareholders' deficit	$ 195,880	$ 140,388